UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09687

              ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2007

                   Date of reporting period: February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


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

AllianceBernstein
Focused Growth & Income
Portfolio of Investments
February 28, 2007 (unaudited)

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 91.0%
Finance - 22.3%
Banking - Money Center - 5.2%
The Bank of New York Co., Inc                             96,000    $ 3,899,520
JPMorgan Chase & Co.                                     235,000     11,609,000
                                                                    -----------
                                                                     15,508,520
                                                                    -----------
Banking - Regional - 2.2%
Northern Trust Corp.                                      34,100      2,056,230
Wells Fargo & Co.                                        135,000      4,684,500
                                                                    -----------
                                                                      6,740,730
                                                                    -----------
Brokerage & Money Management - 0.8%
Merrill Lynch & Co., Inc.                                 29,000      2,426,720
                                                                    -----------
Insurance - 14.1%
ACE, Ltd.                                                101,500      5,700,240
Allstate Corp.                                            40,000      2,402,400
American International Group, Inc.                       200,000     13,420,000
Axis Capital Holdings Ltd.                               505,000     17,074,050
Willis Group Holdings Ltd.                               100,000      3,970,000
                                                                    -----------
                                                                     42,566,690
                                                                    -----------
                                                                     67,242,660
                                                                    -----------
Health Care - 17.8%
Biotechnology - 1.6%
Gilead Sciences, Inc. (a)(b)                              70,000      5,009,200
                                                                    -----------
Drugs - 6.2%
Eli Lilly & Co.                                          100,000      5,264,000
Merck & Co. Inc.                                          65,000      2,870,400
Schering-Plough Corp.                                    225,000      5,283,000
Wyeth                                                    107,500      5,258,900
                                                                    -----------
                                                                     18,676,300
                                                                    -----------
Medical Products - 0.8%
Alcon, Inc.                                               20,000      2,492,400
                                                                    -----------
Medical Services - 9.2%
Aetna, Inc.                                               60,000      2,656,200
Caremark Rx, Inc.                                         85,000      5,235,150
Laboratory Corp. of America Holdings (b)                  37,500      2,990,625
Medco Health Solutions, Inc. (b)                          75,000      5,070,750
Unitedhealth Group, Inc.                                 109,900      5,736,780
WellPoint, Inc. (b)                                       75,000      5,954,250
                                                                    -----------
                                                                     27,643,755
                                                                    -----------
                                                                     53,821,655
                                                                    -----------

Consumer Staples - 15.9%
Alcohol - 0.8%
Molson Coors Brewing Co.-Class B (a)                      27,500      2,322,100
                                                                   ------------
Household Products - 4.2%
Procter & Gamble Co.                                     200,000     12,698,000
                                                                   ------------
Retail - Food & Drug - 3.3%
CVS Corp.                                                150,000      4,711,500
Walgreen Co.                                             115,000      5,141,650
                                                                   ------------
                                                                      9,853,150
                                                                   ------------
Tobacco - 7.6%
Altria Group, Inc.                                        60,000      5,056,800
Loews Corp.                                              125,000      5,430,000
Loews Corp. - Carolina Group                             175,000     12,605,250
                                                                   ------------
                                                                     23,092,050
                                                                   ------------
                                                                     47,965,300
                                                                   ------------
Technology - 12.8%
Communication Equipment - 1.5%
Cisco Systems, Inc. (b)                                  171,500      4,448,710
                                                                   ------------
Computer Hardware/Storage - 4.1%
Sun Microsystems, Inc. (b)                             2,000,000     12,260,000
                                                                   ------------
Computer Services - 2.5%
Accenture Ltd.-Class A                                   135,000      4,819,500
Fiserv, Inc. (b)                                          50,000      2,648,000
                                                                   ------------
                                                                      7,467,500
                                                                   ------------
Semiconductor Components - 0.9%
International Rectifier Corp. (b)                         65,000      2,789,800
                                                                   ------------
Software - 3.8%
Citrix Systems, Inc. (b)                                  87,500      2,817,500
Microsoft Corp.                                          309,700      8,724,249
                                                                   ------------
                                                                     11,541,749
                                                                   ------------
                                                                     38,507,759
                                                                   ------------
Consumer Services - 8.0%
Airlines - 0.8%
Southwest Airlines Co.                                   165,000      2,496,450
                                                                   ------------
Broadcasting & Cable - 5.6%
News Corp.-Class A                                       325,000      7,322,250
Time Warner, Inc.                                        475,000      9,666,250
                                                                   ------------
                                                                     16,988,500
                                                                   ------------
Entertainment & Leisure - 0.8%
The Walt Disney Co.                                       65,000      2,226,900
                                                                   ------------
Restaurants & Lodging - 0.8%
McDonald's Corp.                                          57,500      2,513,900
                                                                   ------------
                                                                     24,225,750
                                                                   ------------
Capital Goods - 5.3%
Electrical Equipment - 3.6%
Emerson Electric Co.                                     250,000     10,772,500
                                                                   ------------
Miscellaneous - 1.7%
General Electric Co.                                      70,000      2,444,400
United Technologies Corp.                                 39,700      2,605,511
                                                                   ------------
                                                                      5,049,911
                                                                   ------------
                                                                     15,822,411
                                                                   ------------
Utilities - 4.4%
Electric & Gas Utility - 2.0%
The AES Corp. (b)                                        265,000      5,649,800
Dynegy, Inc.-Class A (b)                                  31,221        256,324
                                                                   ------------
                                                                      5,906,124
                                                                   ------------
Telephone Utility - 2.4%
AT&T, Inc.                                               200,000      7,360,000
                                                                   ------------
                                                                     13,266,124
                                                                   ------------

Basic Industry - 1.9%
Chemicals - 1.9%
Air Products & Chemicals, Inc.                           77,500       5,798,550
                                                                   ------------
Multi-Industry Companies - 1.7%
Multi-Industry Companies - 1.7%
Danaher Corp. (a)                                        35,000       2,507,400
Honeywell International, Inc.                            57,200       2,656,368
                                                                   ------------
                                                                      5,163,768
                                                                   ------------
Energy - 0.9%
Oil Service - 0.9%
Halliburton Co.                                          82,700       2,553,776
                                                                   ------------
Total Common Stocks
   (cost $217,972,491)                                              274,367,753
                                                                   ------------

                                                         Shares
                                                      ---------
SHORT-TERM INVESTMENTS - 8.8%
Investment Companies - 8.8%
AllianceBernstein Fixed-Income Shares, Inc.
   - Government STIF Portfolio
   (cost $26,722,353)                                 26,722,353     26,722,353
                                                                   ------------
Total Investments Before Security Lending
Collateral - 99.8%
   (cost $244,694,844)                                              301,090,106
                                                                   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED - 3.0%
Short-Terms - 3.0%
UBS Private Money Market Fund, LLC
   (cost $9,063,429)                                   9,063,429      9,063,429
                                                                   ------------
Total Investments - 102.8%
   (cost $253,758,273)                                              310,153,535
Other assets less liabilities - (2.8)%                               (8,553,230)
                                                                   ------------
Net Assets - 100.0%                                                $301,600,305
                                                                   ------------

(a)  Represents entire or partial securities out on loan.

(b)  Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Focused Growth & Income Fund, Inc.


By:   /s/ Marc O. Mayer
      --------------------------------
      Marc O. Mayer
      President

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      --------------------------------
      Marc O. Mayer
      President

Date: April 23, 2007


By:   /s/ Joseph J. Mantineo
      --------------------------------
      Joseph J. Mantineo
      Treasurer and Chief Financial
      Officer

Date: April 23, 2007


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